DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2014
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

16.  DISTRIBUTION OF PROFIT

Pursuant to the law of the PRC on enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. The general reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

As a result of these PRC laws and regulations, the Company’s subsidiary in the PRC is restricted in its ability to transfer the registered capital and general reserve fund to Trina in the form of dividends, loans or advances and the restricted portion amounted to $741,993,388 and $926,953,793 as of December 31, 2013 and 2014, respectively, including non-distributable general reserve fund of $49,302,006 and $49,713,298 as of December 31, 2013 and 2014, respectively.

The amount that is not subject to restrictions, and which may be transferred from the Company’s subsidiaries in the PRC in the form of dividends, loans or advances, is $101,131,004 and $213,269,385 as of December 31, 2013 and 2014, respectively.